Intangible Assets	12 Months Ended
Apr. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
8.
INTANGIBLE ASSETS

Changes in the value of the intangible assets during the years ended April 30, 2024, 2023 and 2022 are as follows:

(in thousands)	Internally Generated Development Costs $	Intellectual Property $	Proprietary Processes $	Certifications $	Customer List $	Total $
Cost:
Balance, April 30, 2022	33	31,914	7,359	126	180	39,612
Foreign exchange	—	3,229	744	13	18	4,004
Balance, April 30, 2023	33	35,143	8,103	139	198	43,616
Impairments and disposals	—	(3,830)	(40)	—	(193)	(4,063)
Foreign exchange	—	(595)	(136)	(3)	(5)	(739)
Balance, April 30, 2024	33	30,718	7,927	136	—	38,814

Accumulated Amortization:
Balance, April 30, 2022	8	1,693	5,491	—	30	7,222
Amortization	7	2,710	1,477	128	92	4,414
Foreign exchange	(1)	372	665	9	10	1,055
Balance, April 30, 2023	14	4,775	7,633	137	132	12,691
Amortization	19	2,666	216	2	65	2,968
Disposals	—	—	—	—	(193)	(193)
Foreign exchange	—	(75)	(127)	(3)	(4)	(209)
Balance, April 30, 2024	33	7,366	7,722	136	—	15,257

Net Book Value:
April 30, 2023	19	30,368	470	2	66	30,925
April 30, 2024	—	23,352	205	—	—	23,557